REVENUES	12 Months Ended
Dec. 31, 2019
REVENUES
REVENUES

25. REVENUES

The Group derives revenues in the following major product lines:

						Consolidated
2017	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	37,144	2,014	1,594	253	—	41,005
Interconnection revenues	1,672	—	—	3,502	—	5,174
Data, internet, and information technology service revenues
Cellular internet and data	37,951	—	—	3	—	37,954
Internet, data communication, and information technology services	—	650	7,012	980	—	8,642
Short Messaging Services (“SMS”)	13,091	—	99	2	—	13,192
Others	—	1	170	37	126	334
Total data, internet, and information technology service revenues	51,042	651	7,281	1,022	126	60,122
Network revenues	2	4	1,160	690	—	1,856
Indihome revenues	—	8,385	2,943	—	—	11,328
Other revenues
Sales of peripherals	—	—	2,292	—	—	2,292
Manage service and terminal	—	—	535	—	—	535
Call center service	—	—	831	139	—	970
E-health	—	—	470	—	—	470
E-payment	—	—	506	—	—	506
Tower lease rental	—	—	—	796	—	796
Others	213	51	1,518	1,037	383	3,202
Total other revenues	213	51	6,152	1,972	383	8,771
Total revenues	90,073	11,105	19,130	7,439	509	128,256
Adjustments and eliminations	—	—	—	—	(383)
Total external revenues as reported in note operating segment	90,073	11,105	19,130	7,439	126

						Consolidated
2018	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	34,338	1,665	1,355	284	—	37,642
Interconnection revenues	933	—	—	4,529	—	5,462
Data, internet, and information technology service revenues
Cellular internet and data	41,033	—	3	—	—	41,036
Internet, data communication, and information technology services	—	45	9,318	1,016	8	10,387
Short Messaging Services (“SMS”)	9,046	0	251	1	—	9,298
Others	—	—	482	208	130	820
Total data, internet, and information technology service revenues	50,079	45	10,054	1,225	138	61,541
Network revenues	2	1	696	1,020	—	1,719
Indihome revenues	—	10,761	1,967	—	—	12,728
Other revenues
Sales of peripherals	—	—	1,852	—	—	1,852
Manage service and terminal	—	—	1,449	0	—	1,449
Call center service	—	—	877	167	8	1,052
E-health	—	—	563	—	—	563
E-payment	—	—	449	—	—	449
Others	—	5	1,598	1,959	282	3,844
Total other revenues	—	5	6,788	2,126	290	9,209
Total revenues from contract with customer	85,352	12,477	20,860	9,184	428	128,301
Revenues from other source	—	1,414	164	909	—	2,487
Total revenues	85,352	13,891	21,024	10,093	428	130,788
Adjustments and eliminations	(14)	0	30	(9)	(298)
Total external revenues as reported in note operating segment	85,338	13,891	21,054	10,084	130

						Consolidated
2019	Mobile	Consumer	Enterprise	WIB	Others	revenue
Telephone revenues	27,907	1,565	1,148	287	—	30,907
Interconnection revenues	580	—	—	5,710	—	6,290
Data, internet, and information technology service revenues
Cellular internet and data	52,858	—	—	—	—	52,858
Internet, data communication, and information technology services	—	17	7,715	1,340	—	9,072
Short Messaging Services (“SMS”)	6,555	—	399	—	—	6,954
Others	—	—	558	383	85	1,026
Total data, internet, and information technology service revenues	59,413	17	8,672	1,723	85	69,910
Network revenues	4	1	897	943	—	1,845
Indihome revenues	—	14,146	2,109	—	—	16,255
Other revenues
Manage service and terminal	—	—	1,683	1	—	1,684
Sales of peripherals	—	—	1,109	—	—	1,109
Call center service	—	—	650	149	—	799
E-payment	—	—	453	—	113	566
E-health	—	—	523	—	—	523
Others	—	67	1,288	581	433	2,369
Total other revenues	—	67	5,706	731	546	7,050
Total revenues from contract with customer	87,904	15,796	18,532	9,394	631	132,257
Revenues from other source	—	1,937	121	1,242	-	3,300
Total revenues	87,904	17,733	18,653	10,636	631	135,557
Adjustments and eliminations	(7)	(27)	48	(27)	(434)
Total external revenues as reported in note operating segment	87,897	17,706	18,701	10,609	197

Management expects that most of the transaction price allocated to the unsatisfied contracts as of December 31, 2019 will be recognized as revenue during the next reporting period. Unsatisfied performance obligations as of December 31, 2019, which management expect to be realised within one year is Rp6,391 billion, and more than one year Rp4,409 billion.

The Group entered into non-cancelable lease agreements. The lease agreements cover leased lines, telecommunication equipment, and land and building. These leases have terms of between 1 to 10 years. All leases include a clause to enable upward revision of the rental charge on annual basis according to prevailing market conditions. These lessee is also required to provide a residual value guarantee on the properties. Rental income recognized by the Group for the years ended December 31, 2018 and 2019 are Rp2,487 billion and Rp3,300 billion, respectively.

There is no revenue from major customer with exceeds 10% of total revenues for the years ended December 31, 2019.

Refer to Note 32 for details of related party transactions.

Presentation of revenue accounts in the consolidated financial statement as of December 31, 2017 and 2018 have been adjusted in accordance with the presented accounts in the consolidated financial statement as of December 31, 2019. Summary of adjusted revenue accounts as of December 31, 2017 and 2018 are as follows:

	December 31, 2017
	Before adjustment		Adjustment		After adjustment
	Consumer	Enterprise	Consumer	Enterprise	Consumer	Enterprise
Telephone revenues	3,757	2,758	(1,743)	(1,164)	2,014	1,594
Data, internet, and information technology service revenues
Internet, data communication, and information technology services	6,070	8,033	(5,420)	(1,021)	650	7,012
Pay TV	1,209	734	(1,209)	(734)	—	—
Others	14	177	(13)	(7)	1	170
Network revenues	4	1,177	0	(17)	4	1,160
Indihome revenues	—	—	8,385	2,943	8,385	2,943

Presentation of revenue accounts in the consolidated financial statement as of December 31, 2017 and 2018 have been adjusted in accordance with the presented accounts in the consolidated financial statement as of December 31, 2019. Summary of adjusted revenue accounts as of December 31, 2017 and 2018 are as follows (continued):

	December 31, 2018
	Before adjustment		Adjustment		After adjustment
	Consumer	Enterprise	Consumer	Enterprise	Consumer	Enterprise
Telephone revenues	3,328	2,298	(1,663)	(943)	1,665	1,355
Data, internet, and information technology service revenues
Internet, data communication, and information technology services	6,872	10,247	(6,827)	(929)	45	9,318
Pay TV	2,251	75	(2,251)	(75)	—	—
Others	20	486	(20)	(4)	—	482
Network revenues	1	712	0	(16)	1	696
Indihome revenues	—	—	10,761	1,967	10,761	1,967